Related parties	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
Related parties

51 Related parties

In the normal course of business, ING Group enters into various transactions with related parties. Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. Related parties of ING Group include, among others, its subsidiaries, associates, joint ventures, key management personnel, and various defined benefit and contribution plans. For post-employment benefit plans, reference is made to Note 37 ‘Pension and other postemployment benefits’. Transactions between related parties include rendering or receiving of services, leases, transfers under finance arrangements and provisions of guarantees or collateral. All transactions with related parties took place at conditions customary in the market. There are no significant provisions for doubtful debts or individually significant bad debt expenses recognised on outstanding balances with related parties.

Subsidiaries

Transactions with ING Groep N.V.'s main subsidiaries
	2018	2017[1]
Assets	34,902	21,277
Liabilities	140	377

Income received	629	472
Expenses paid	26	26

1 Amounts have been restated to conform to the current year presentation.

Transactions between ING Groep N.V. and its subsidiaries are eliminated on consolidation. Reference is made to Note 49 ‘Principal subsidiaries’ for a list of principal subsidiaries and their statutory place of incorporation.

Assets from ING’s subsidiaries mainly comprise long-term funding. Liabilities to ING’s subsidiaries mainly comprise short-term deposits.

Associates and joint ventures

Transactions with ING Group’s main associates and joint ventures
	Associates		Joint ventures
	2018	2017	2018	2017
Assets	54	120		9
Liabilities	98	86	1	5
Off-balance sheet commitments	120	92		1

Income received	2	8
Expenses paid		6

Assets, liabilities, commitments, and income related to Associates and joint ventures result from transactions which are executed as part of the normal Banking business.

Key management personnel compensation

Transactions with key management personnel (Executive Board, Management Board Banking and Supervisory Board) and post-employment benefit plans are transactions with related parties. These transactions are disclosed in more detail as required by Part 9 Book 2 of the Dutch Civil Code in the remuneration report included in the annual report. The relevant sections of the remuneration report therefore form part of the financial statements.

In 2018 and 2017, three members of the Executive Board of ING Groep N.V. were also members of the Management Board Banking. The members of the Management Board Banking are considered to be key management personnel and their compensation is therefore included in the tables below.

Key management personnel compensation (Executive Board and Management Board Banking)
	Executive Board of ING Groep N.V.	Management Board Banking [1]	Total
2018in EUR thousands
Fixed Compensation
– Base salary	4,157	3,672	7,829
– Collective fixed allowances [2]	1,191	990	2,181
– Pension costs	78	103	181
– Severance benefits[3]	602		602
Variable compensation[4]
– Upfront cash
– Upfront shares
– Deferred cash
– Deferred shares
– Other
Total compensation	6,028	4,765	10,793

1 Excluding members that are also members of the Executive Board of ING Groep N.V

2 The collective fixed allowances consist of two savings allowances applicable to employees in the Netherlands; an individual savings allowance of 3.5% and a collective savings allowance to compensate for loss of pension benefits with respect to salary in excess of EUR 105,075.

3 Following the settlement agreement and in consultation with the Supervisory Board, the CFO stepped down from his position as member of the Executive Board of ING Group on 7 February 2019. In line with applicable regulations a severance payment was granted. The Supervisory Board has set the severance pay at a level of 50% of fixed annual pay.

4 No variable remuneration for 2018, as the members of the Executive Board and Management Board Banking volunteered to forfeit their entitlement to variable remuneration immediately, following the settlement agreement with the Dutch Public Prosecution Service as announced by ING on 4 September 2018.

Key management personnel compensation (Executive Board and Management Board Banking)
	Executive Board of ING Groep N.V. [1]	Management Board Banking[2,3]	Total
2017in EUR thousands
Fixed Compensation
– Base salary	4,399	3,772	8,171
– Collective fixed allowances [4]	1,418	1,180	2,598
– Pension costs	96	118	214
– Severance benefits	1,204		1,204
Variable compensation
– Upfront cash		463	463
– Upfront shares	226	485	711
– Deferred cash		694	694
– Deferred shares	339	728	1,067
– Other
Total compensation	7,682	7,440	15,122

1 In 2017 two members left and two members joined the Executive Board. The table includes their compensation earned in the capacity as Board members.

2 Excluding members that are also members of the Executive Board of ING Groep N.V..

3 In the Management Board Banking, excluding the Executive Board members, one member left and one member joined in 2017. The table includes their compensation earned in the capacity as Board members.

4 The collective fixed allowances consist of two savings allowances applicable to employees in the Netherlands; an individual savings allowance of 3.5% and a collective savings allowance to compensate for loss of pension benefits with respect to salary in excess of EUR 103,317.

Key management personnel compensation (Supervisory Board)
in EUR thousands	2018	2017
Total compensation	1,032	1,022

The table above shows the fixed remuneration, expense allowances and attendance fees for the Supervisory Board for 2018 and 2017.

Loans and advances to key management personnel
	Amount outstanding 31 December		Weighted average interest rate		Repayments
in EUR thousands	2018	2017	2018	2017	2018	2017
Executive Board members	2,681	2,681	1.8%	1.8%
Management Board Banking	550	550	2.3%	2.3%
Supervisory Board members
Total	3,231	3,231

Number of ING Groep N.V. shares and stock options to key management personnel
	ING Groep N.V. shares		Stock options onING Groep N.V. shares
in numbers	2018	2017	2018	2017
Executive Board members	226,639	202,357	68,467	174,318
Management Board Banking	159,393	112,342	27,240	37,415
Supervisory Board members	54,065	172,734		113,385
Total number of shares and stock options	440,097	487,433	95,707	325,118

Key management personnel compensation is generally included in Staff expenses in the statement of profit or loss, except for key management personnel employed by entities that are presented as held for sale and discontinued operations in which case their compensation is included in the Total net result from discontinued operations.

Remuneration of the Executive Board and Management Board Banking is recognised in the statement of profit or loss in Staff expenses as part of Total expenses. The total remuneration of the Executive Board and Management Board Banking as disclosed in the table above includes all variable remuneration related to the performance year 2018. Under IFRS, certain components of variable remuneration are not recognised in the statement of profit or loss directly, but are allocated over the vesting period of the award. The comparable amount recognised in Staff expenses in 2018 and included in Total expenses in 2018, relating to the fixed expenses of 2018 and the vesting of variable remuneration of earlier performance years, is EUR 12 million.